Vessels (Tables)	9 Months Ended
Sep. 30, 2013
Vessels [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2012	$1,515,370	$(304,232)	$1,211,138

- Transfer from advances for vessels under construction and acquisition and other vessel costs	26,675	-	26,675
- Acquisition, improvements and other vessel costs	69,419	-	69,419
- Depreciation for the period	-	(45,730)	(45,730)
Balance, September 30, 2013	$1,611,464	$(349,962)	$1,261,502